Share-Based Payments - Data Related to All Restricted Stock Unit Activity (Detail) (Restricted Stock Units [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total grant date fair-value-based amount of shares vested	$ 348	$ 256	$ 222
Total compensation cost related to nonvested RSU awards not yet recognized, pre-tax	$ 258	$ 264	$ 230
Weighted-average period over which RSU cost is expected to be recognized (years)	1 year 2 months 12 days	1 year 3 months 18 days	1 year 4 months 24 days